Rights of use of assets and lease liabilities (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Rights of use of assets and lease liabilities
Balance at the period beginning	$ 111,516	$ 97,067
Addition	32,416	44,239
Incorporation by business combination	9,581	0
Disposals	(9,939)	(98)
Depreciation charges	(27,628)	(25,556)
Currency translation adjustment	(4,407)	(9,014)
Valorization	10,497	4,878
Balance at the period ending	$ 122,036	$ 111,516